Inventories	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES:

	March 31, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	6,581	5,008
Finished goods	4,325	5,109
	10,906	10,117

Inventories write-downs amounted to $106 thousand and $0 thousand during the three months ended March 31, 2026, and 2025, respectively. Inventory write-downs are recorded in cost of revenues.